UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07909

        Credit Suisse Small Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Small Cap Growth Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.4%)
Agriculture (1.1%)
Delta and Pine Land Co.	32,100	$858,675

Banks (1.3%)
Boston Private Financial Holdings, Inc.§	37,500	1,074,375

Biotechnology (2.5%)
Martek Biosciences Corp.*§	20,600	897,954
Nabi Biopharmaceuticals*§	71,800	1,076,282

		1,974,236

Chemicals (1.5%)
Airgas, Inc.	41,800	1,233,100

Commercial Services & Supplies (5.1%)
24/7 Real Media, Inc.*§	143,100	609,606
Greenfield Online, Inc.*	110,800	1,506,880
Kforce, Inc.*§	114,400	1,052,480
Universal Technical Institute, Inc.*	27,800	900,720

		4,069,686

Communications Equipment (4.4%)
Kanbay International, Inc.*§	58,800	1,303,008
Sonus Networks, Inc.*	213,100	1,031,404
Symmetricom, Inc.*§	116,100	1,214,406

		3,548,818

Computers & Peripherals (1.6%)
Avid Technology, Inc.*	31,900	1,312,685

Containers & Packaging (1.0%)
Crown Holdings, Inc.*§	48,900	772,131

Distribution & Wholesale (1.4%)
Beacon Roofing Supply, Inc.*	44,600	1,158,262

Diversified Financials (2.3%)
Affiliated Managers Group, Inc.*§	15,650	1,115,845
Texas Capital Bancshares, Inc.*§	30,200	713,324

		1,829,169

Electronic Equipment & Instruments (1.7%)
Veeco Instruments, Inc.*§	66,000	1,334,520

Energy Equipment & Services (2.4%)
FMC Technologies, Inc.*	24,200	877,250
Newpark Resources, Inc.*§	122,600	1,037,196

		1,914,446

Food Products (1.0%)
John B. Sanfilippo & Son, Inc.*§	33,413	759,143

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies (1.9%)
Advanced Neuromodulation Systems, Inc.*§	22,800	$1,140,912
Dexcom, Inc.*§	31,300	344,926

		1,485,838

Healthcare Providers & Services (12.3%)
Amedisys, Inc.*§	36,600	1,432,524
AMERIGROUP Corp.*	19,600	679,140
Centene Corp.*§	26,200	767,660
Genesis HealthCare Corp.*§	750	33,728
Gentiva Health Services, Inc.*§	40,900	788,961
Kindred Healthcare, Inc.*§	22,500	826,650
LifePoint Hospitals, Inc.*	20,700	967,932
Option Care, Inc.§	60,200	844,004
Psychiatric Solutions, Inc.*§	17,000	819,060
Sunrise Senior Living, Inc.*	19,300	1,022,900
United Surgical Partners International, Inc.*§	23,900	860,639
WellCare Health Plans, Inc.*§	20,800	797,056

		9,840,254

Hotels, Restaurants & Leisure (4.7%)
Aztar Corp.*	36,700	1,221,376
Carmike Cinemas, Inc.§	25,900	781,662
Great Wolf Resorts, Inc.*§	58,700	797,733
Orient-Express Hotels, Ltd. Class A	29,000	928,870

		3,729,641

Household Durables (0.3%)
Dolby Laboratories, Inc. Class A*	11,600	220,748

Internet Software & Services (8.5%)
Chordiant Software, Inc.*	264,300	631,677
CNET Networks, Inc.*§	78,100	999,680
Digitas, Inc.*	158,100	1,783,368
MatrixOne, Inc.*§	131,500	649,610
Openwave Systems, Inc.*§	95,266	1,767,184
ValueClick, Inc.*§	76,500	982,260

		6,813,779

Leisure Equipment & Products (1.4%)
RC2 Corp.*§	27,900	1,138,599

Machinery (2.5%)
Briggs & Stratton Corp.	27,900	1,042,623
Kennametal, Inc.	19,600	931,588

		1,974,211

Media (2.8%)
aQuantive, Inc.*§	44,100	831,726
Lions Gate Entertainment Corp.*§	139,200	1,426,800

		2,258,526

Oil & Gas (7.1%)
Comstock Resources, Inc.*	57,800	1,600,482
Denbury Resources, Inc.*	35,100	1,642,680
Remington Oil & Gas Corp.*§	24,800	977,368
W&T Offshore, Inc.§	50,700	1,414,023

		5,634,553

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals (3.8%)
Angiotech Pharmaceuticals, Inc.*§	55,900	$753,532
Medicines Co.*§	42,800	934,324
Taro Pharmaceutical Industries, Ltd.*	58,400	1,371,816

		3,059,672

Real Estate (2.0%)
HouseValues, Inc.*	89,400	1,583,274

Semiconductor Equipment & Products (8.5%)
FormFactor, Inc.*§	31,500	823,410
Genesis Microchip, Inc.*	57,500	1,428,300
Tessera Technologies, Inc.*§	40,400	1,418,848
Trident Microsystems, Inc.*§	51,100	1,667,904
Varian Semiconductor Equipment Associates, Inc.*§	9,400	390,288
Zoran Corp.*§	75,900	1,092,960

		6,821,710

Software (5.0%)
Activision, Inc.*	82,033	1,668,551
Gravity Company, Ltd. ADR*§	29,500	232,755
Open Solutions, Inc.*§	37,500	898,500
THQ, Inc.*§	34,600	1,210,308

		4,010,114

Specialty Retail (4.8%)
Aaron Rents, Inc.§	31,700	777,918
Cost Plus, Inc.*§	33,200	747,996
Design Within Reach, Inc.*§	52,700	982,855
Hot Topic, Inc.*§	77,600	1,322,304

		3,831,073

Textiles & Apparel (1.5%)
K-Swiss, Inc. Class A	28,000	945,560
Phillips-Van Heusen Corp.	8,000	271,200

		1,216,760

TOTAL COMMON STOCKS (Cost $61,790,218)		75,457,998

WARRANTS (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^ (Cost $0)	17	0

SHORT-TERM INVESTMENTS (34.0%)
State Street Navigator Prime Fund§§	23,310,733	23,310,733

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$3,853	3,853,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,163,733)		27,163,733

TOTAL INVESTMENTS AT VALUE (128.4%) (Cost $88,953,951)		102,621,731

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.4%)		(22,705,566)

NET ASSETS (100.0%)		$79,916,165

INVESTMENT ABBREVIATION ADR = American Depositary Receipt

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,953,951, $16,658,223, $(2,990,443) and $13,667,780, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Small Cap Growth Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005